FAIR VALUE MEASUREMENTS, Fair value of assets and liabilities measured on a recurring basis (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Oct. 31, 2011
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	$ 1,972
Derivative instruments (foreign exchange and interest rate swap contracts)	37
Assets, Long-term [Abstract]
Trading securities	49
Available-for-sale investments	3
Total assets measured at fair value	2,061
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	11
Liabilities, Long-term [Abstract]
Deferred compensation liability	46
Total liabilities measured at fair value	57
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	1,972
Derivative instruments (foreign exchange and interest rate swap contracts)	0
Assets, Long-term [Abstract]
Trading securities	49
Available-for-sale investments	3
Total assets measured at fair value	2,024
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	0
Liabilities, Long-term [Abstract]
Deferred compensation liability	0
Total liabilities measured at fair value	0
Significant Other Observable Inputs (Level 2) [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	0
Derivative instruments (foreign exchange and interest rate swap contracts)	37
Assets, Long-term [Abstract]
Trading securities	0
Available-for-sale investments	0
Total assets measured at fair value	37
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	11
Liabilities, Long-term [Abstract]
Deferred compensation liability	46
Total liabilities measured at fair value	57
Significant Unobservable Inputs (Level 3) [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	0
Derivative instruments (foreign exchange and interest rate swap contracts)	0
Assets, Long-term [Abstract]
Trading securities	0
Available-for-sale investments	0
Total assets measured at fair value	0
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	0
Liabilities, Long-term [Abstract]
Deferred compensation liability	0
Total liabilities measured at fair value	$ 0